Derivative financial instruments and market risks - Disclosure of Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 4,521	€ 4,283
Nominal value of interest rate swaps hedge fixed-rate bonds	€ 5,207	6,038	5,241
Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		4,085	3,866
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		436	417
Nominal value of interest rate swaps hedge fixed-rate bonds		0	0
Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		1,550	0
Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		872	1,550
Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0
Notional amount | 2 to 3 years | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			834
Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		2,042	0
Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		57	1,842
Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0
Notional amount | More than 5 years | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			57
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		42	51
Nominal value of interest rate swaps hedge fixed-rate bonds	(15)	7	3
Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		38	49
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		5	2
Nominal value of interest rate swaps hedge fixed-rate bonds		0	0
Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		7	4
Nominal value of interest rate swaps hedge fixed-rate bonds		€ 0	€ 0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.06%	1.58%	1.58%
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 2,000	€ 1,550	€ 1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000	1,550	1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	1,550	0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000	0	0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	28	30	58
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	28	30	58
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 0	€ 0
Interest rate swaps pay capitalized Eonia / receive 0.06%
Disclosure of detailed information about financial instruments [line items]
Interest rate	(0.57%)	0.06%	0.06%
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 600	€ 2,000	€ 1,800
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	2,000	1,800
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	2,000	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	1,800
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3	15	(6)
Interest rate swaps pay capitalized Eonia / receive 0.06% | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	15	(6)
Interest rate swaps pay capitalized Eonia / receive 0.06% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 3	€ 0	€ 0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.81%	1.81%	1.81%
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 446	€ 436	€ 417
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	446	436	417
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	446	0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	436	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	417
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(2)	5	2
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(2)	5	2
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 7	€ 4
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor
Disclosure of detailed information about financial instruments [line items]
Interest rate	2.22%	2.22%	2.22%
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 446	€ 436	€ 417
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	446	436	417
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	446	0	0
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	436	0
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	417
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	4	(1)	3
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	4	(1)	3
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay 1.22% / receive 3-month & 6-month US dollar Libor | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 0	€ 0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.48%	1.48%	1.48%
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 99	€ 99	€ 99
Nominal value of interest rate swaps hedge fixed-rate bonds	99
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	99	99	99
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	42	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57	42	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	57	42
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	57
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(6)	(6)	(6)
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(6)	(6)	(6)
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 0	€ 0